ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 76,046